Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Worldwide Growth Fund, Inc.
Entity Central Index Key	0000897569
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000000155 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class A
Trading Symbol	PGROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.12%*
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 933,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	10.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$933	46	10.52%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130308 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class Y
Trading Symbol	DPRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.81%*
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[2]
Net Assets	$ 933,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	10.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$933	46	10.52%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000158 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class I
Trading Symbol	DPWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.93%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[3]
Net Assets	$ 933,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	10.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$933	46	10.52%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000157 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class C
Trading Symbol	PGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.90%*
*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[4]
Net Assets	$ 933,000,000
Holdings Count	46
Investment Company Portfolio Turnover	10.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$933	46	10.52%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.